Accounts Receivable, Net (Details) - Schedule of Accounts Receivable ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance of expected credit loss	¥ (486)		¥ (602)	¥ (469)	¥ (256)
Total	50,118	$ 6,941	76,742
Product sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	47,672		71,471
Online marketing and information service and other service [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 2,932		¥ 5,873